Form N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND
Entity Central Index Key	0001584433
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Prospectus Date	Feb. 01, 2025